Financial Assets at Fair Value through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 4,286	$ 659	¥ 4,326
Listed in the PRC [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	158		147
Listed outside the PRC [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	4,070		4,138
Unlisted [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 58		¥ 41